As filed with the Securities and Exchange Commission on August 27, 2013.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02273

TRANSAMERICA INCOME SHARES, INC

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code:   (727) 299-1800

Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771

(Name and Address of Agent for Service)

Date of fiscal year end: March 31

Date of reporting period: July 1, 2012 – June 30, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number :            811-02273

Name of Registrant:      Transamerica Income Shares, Inc.

Address of Principal Executive Offices:
                       570 Carillon Parkway
                        St. Petersburg, Florida 33716
Name and address of agent of service:
                       Dennis P. Gallagher
                       Transamerica Income Shares, Inc.
                       P.O. Box 9012
                       Clearwater, Florida 33758-9771

Registrant's telephone number including area code:
                       (727) 299-1800

Date of reporting period:
                       07/01/2012    -   06/30/2013

________________________________________________________________________________

Registrant Name : Transamerica Income Shares, Inc.
Fund Name : Transamerica Income Shares, Inc.

The fund did not vote proxies relating to portfolio securities during the period covered by this report.
________________________________________________________________________________

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRANSAMERICA INCOME SHARES, INC.
(Registrant)

By:	/s/ Thomas A. Swank
Thomas A. Swank
President and Chief Executive Officer

Date: August 27, 2013